Equity Shares (Details) - Schedule of Changes and Balances to the Components of Accumulated Other Comprehensive Loss ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance of Beginning (in INR)	₨ 38,914
Adjustments during the year	(1,736)	$ (21.1)	₨ (1,531)	₨ 965
Balance of Ending (in INR)	34,910	424.7	38,914
Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance of Beginning (in INR)	(2,503)		(972)
Adjustments during the year	(1,736)		(1,531)
Balance of Ending (in INR)	(4,239)		(2,503)	(972)
Balance of Ending (in Dollars) | $		(51.6)
Cashflow Hedge, net of taxes (INR) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance of Beginning (in INR)	636		5,110
Adjustments during the year	2,867		(4,474)
Balance of Ending (in INR)	3,503		636	5,110
Balance of Ending (in Dollars) | $		42.6
Foreign currency translation, net of taxes (INR) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance of Beginning (in INR)	(3,139)		(6,082)
Adjustments during the year	(4,603)		2,943
Balance of Ending (in INR)	₨ (7,742)		₨ (3,139)	₨ (6,082)
Balance of Ending (in Dollars) | $		$ (94.2)